Defiance Quantum ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 6.8%
Alphabet, Inc. - Class A	131,394	$37,783,659
Baidu, Inc. - ADR (a)(b)	333,732	37,184,419
Koninklijke KPN NV	9,297,679	51,453,799
NTT, Inc.	42,283,631	41,781,299
Orange SA	2,644,703	53,860,036
		222,063,212

Consumer Discretionary - 1.0%
Alibaba Group Holding Ltd. - ADR	264,901	33,234,480

Health Care - 0.9%
RadNet, Inc. (a)	545,474	30,486,542

Industrials - 12.3%
ABB Ltd.	573,937	45,169,281
Airbus SE	186,279	34,517,097
Booz Allen Hamilton Holding Corp.	452,306	35,293,437
Hitachi Ltd.	1,346,925	37,794,162
Honeywell International, Inc.	219,051	49,512,098
Lockheed Martin Corp.	89,909	54,340,101
Mitsubishi Electric Corp.	1,419,011	44,490,709
Northrop Grumman Corp.	75,730	51,666,035
RTX Corp.	240,808	46,451,863
		399,234,783

Information Technology - 78.8% (c)
Accenture PLC - Class A	154,530	30,641,754
Advanced Micro Devices, Inc. (a)	189,988	38,649,259
Alchip Technologies Ltd.	365,102	28,379,057
Analog Devices, Inc.	149,409	47,532,979
Applied Materials, Inc.	152,905	52,261,400
ARM Holdings PLC - ADR (a)(b)	297,285	44,973,275
Arqit Quantum, Inc. (a)(b)	1,452,311	19,243,121
ASM International NV	65,829	48,315,558
ASML Holding NV	37,572	49,626,225
Astera Labs, Inc. (a)	256,056	28,063,738
Asustek Computer, Inc.	2,183,316	37,492,664
Broadcom, Inc.	101,858	31,526,069
BTQ Technologies Corp. (a)(b)	6,336,470	16,918,375
Cadence Design Systems, Inc. (a)	124,436	34,577,031
Cirrus Logic, Inc. (a)	332,893	48,142,986
Cisco Systems, Inc.	524,288	40,679,506
Cloudflare, Inc. - Class A (a)	197,088	40,667,138
Coherent Corp. (a)	225,685	53,760,424
CoreWeave, Inc. - Class A (a)(b)	477,246	36,972,248
D-Wave Quantum, Inc. (a)(b)	1,569,923	22,653,989
Elastic NV (a)	533,462	26,667,765
Fujitsu Ltd.	1,604,530	31,991,760
Global Unichip Corp.	607,991	41,172,991
Hewlett Packard Enterprise Co.	1,665,647	39,659,055
Hon Hai Precision Industry Co. Ltd.	5,615,000	32,931,264
Infineon Technologies AG	984,452	43,103,095
Intel Corp. (a)	1,031,720	45,529,804
International Business Machines Corp.	134,558	32,615,514
IonQ, Inc. (a)(b)	814,266	23,475,289
KLA Corp.	33,943	49,978,013
Lam Research Corp.	250,046	53,424,828
Lattice Semiconductor Corp. (a)	536,587	49,773,810
Marvell Technology, Inc.	454,984	45,066,165
MediaTek, Inc.	881,284	41,073,292
Microchip Technology, Inc.	619,646	40,035,328
Micron Technology, Inc.	159,544	53,900,345
Microsoft Corp.	87,892	32,534,982
MKS, Inc.	250,616	57,594,063
MongoDB, Inc. (a)	98,437	24,094,424
NEC Corp.	1,178,305	28,485,518
Nokia Oyj - ADR (b)	6,764,329	54,385,205
Nutanix, Inc. - Class A (a)	878,534	33,393,077
NVE Corp.	580,495	38,022,422
NVIDIA Corp.	228,916	39,922,950
NXP Semiconductors NV	182,301	35,887,775
ON Semiconductor Corp. (a)	763,577	47,280,688
Onto Innovation, Inc. (a)	249,860	51,238,790
Oracle Corp.	188,641	27,750,977
Palantir Technologies, Inc. - Class A (a)	223,892	32,750,922
QUALCOMM, Inc.	230,882	29,732,984
Quantum Computing, Inc. (a)(b)	3,349,847	22,946,452
Quantum Emotion Corp. (a)(b)	19,624,021	44,716,697
Renesas Electronics Corp.	3,005,558	40,646,540
Reply SpA	307,812	28,639,036
Rigetti Computing, Inc. (a)(b)	1,610,798	22,615,604
Salesforce, Inc.	159,233	29,724,024
Snowflake, Inc. - Class A (a)	194,263	29,298,746
STMicroelectronics NV	1,598,559	55,230,213
Synopsys, Inc. (a)	88,402	35,049,625
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	135,662	45,846,973
Teradata Corp. (a)(b)	1,328,943	34,060,809
Teradyne, Inc.	206,219	61,135,685
Texas Instruments, Inc.	231,596	44,962,047
Tokyo Electron Ltd.	198,300	46,405,865
Tower Semiconductor Ltd. (a)	332,568	58,359,033
Wipro Ltd. - ADR (b)	14,558,569	30,864,166
		2,565,051,406
TOTAL COMMON STOCKS (Cost $3,006,213,986)		3,250,070,423

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (d)	153,064,395	153,064,395
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $153,064,395)		153,064,395

MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	1,856,079	1,856,079
TOTAL MONEY MARKET FUNDS (Cost $1,856,079)		1,856,079

TOTAL INVESTMENTS - 104.6% (Cost $3,161,134,460)		3,404,990,897
Liabilities in Excess of Other Assets - (4.6)%		(150,086,666)
TOTAL NET ASSETS - 100.0%		$3,254,904,231

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $159,664,003.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Defiance Quantum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,250,070,423	$–	$–	$3,250,070,423
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	153,064,395
Money Market Funds	1,856,079	–	–	1,856,079
Total Investments	$3,251,926,502	$–	$–	$3,404,990,897

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $153,064,395 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.